Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized on a straight-line basis over the expected useful life, as set forth in the table below:

Estimated Useful Life
Customer relationships	23 years
Order backlog	3 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
Intangible assets, net consisted of the following:

	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
Cost	(in thousands)
Customer relationships	$4,077,225	$4,076,435
Order backlog	537,182	536,934
Trade names & brands	204,636	204,621
Patient database	170,342	170,238
Technology assets	121,110	120,984
Total cost	5,110,495	5,109,212
Accumulated amortization	(1,060,702)	(830,553)
Net book value	$4,049,793	$4,278,659